Indemnification Assets (Schedule Of Estimated Fair Value And Range Of Value For Indemnification Assets) (Details) - USD ($) $ in Millions	3 Months Ended
	Dec. 31, 2015	Aug. 03, 2015
Schedule Of Estimated Fair Value And Range Of Value For Indemnification Assets [Line Items]
Fair Value	$ 414.8	$ 455.4
Receivable with (Payable to) the FDIC	16.7
Measurement period adjustment to indemnification asset	25.2
OneWest Bank [Member]
Schedule Of Estimated Fair Value And Range Of Value For Indemnification Assets [Line Items]
Fair Value		455.4
IndyMac Transaction [Member]
Schedule Of Estimated Fair Value And Range Of Value For Indemnification Assets [Line Items]
Fair Value	414.5	455.0
Receivable with (Payable to) the FDIC	18.6
Measurement period adjustment to indemnification asset	24.9
First Federal Transaction [Member]
Schedule Of Estimated Fair Value And Range Of Value For Indemnification Assets [Line Items]
Fair Value	0.0
Receivable with (Payable to) the FDIC		0.0
La Jolla Transaction [Member]
Schedule Of Estimated Fair Value And Range Of Value For Indemnification Assets [Line Items]
Fair Value	0.3	0.4
Receivable with (Payable to) the FDIC	(1.9)
Measurement period adjustment to indemnification asset	$ 0.3
Maximum [Member]
Schedule Of Estimated Fair Value And Range Of Value For Indemnification Assets [Line Items]
Receivable with (Payable to) the FDIC		4,682.1
Maximum [Member] | IndyMac Transaction [Member]
Schedule Of Estimated Fair Value And Range Of Value For Indemnification Assets [Line Items]
Receivable with (Payable to) the FDIC		4,596.8
Maximum [Member] | La Jolla Transaction [Member]
Schedule Of Estimated Fair Value And Range Of Value For Indemnification Assets [Line Items]
Receivable with (Payable to) the FDIC		$ 85.3